Debt - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended		26 Months Ended
	Dec. 08, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2018	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2017	Dec. 01, 2020	Sep. 30, 2019	Jan. 01, 2018	Dec. 01, 2010
Interest expense		$ 2.3	$ 1.9	$ 2.0	$ 2.4	$ 8.0	$ 6.9
Barclays Bank Plc [Member]
Debt instrument, interest rate, stated percentage		4.00%				4.00%
Line of credit, maximum amount		$ 0.0				$ 0.0	0.0
Related Party Loan [Member]
Debt instrument, face amount	$ 10.0
Debt instrument, interest rate, stated percentage	4.00%
Debt instrument, maturity date	May 30, 2021
Other Predecessor Loans [Member]
Line of credit, maximum amount					12.4
Predecessor Loan Notes [Member]
Debt instrument, face amount								$ 20.3
Debt instrument, maturity date								Jul. 27, 2021
Upfront fees paid								$ 0.6
Debt instrument, fee amount								$ 0.2
Derivative liability											$ 4.3
Unrealized gain (loss) on derivatives					3.1
2015 Loan Notes [Member]
Debt instrument, interest rate paid in cash								3.00%
2017 Loan Notes [Member]
Debt instrument, interest rate, stated percentage								5.00%
Debt instrument interest rate paid in kind								3.00%
2017 Loan Notes [Member] | Common Class A [Member]
Proceeds from convertible debt								$ 3.5
Maven Top Holdings SARL [Member] | Data Project SRL Mortgage [Member]
Long-term debt, gross									$ 0.3			$ 0.3
Maven Top Holdings SARL [Member] | Unsecured Investor Loan Notes [Member]
Debt instrument, face amount		$ 1.4			$ 56.2					$ 1.4
Debt instrument, interest rate, stated percentage					10.00%
Maven Top Holdings SARL [Member] | Unsecured Manager Loan Notes [Member]
Debt instrument, face amount					$ 5.2
Debt instrument, interest rate, stated percentage					10.00%
Maven Top Holdings SARL [Member] | Investor Loan Notes [Member]
Debt instrument, face amount							$ 1.4			$ 1.4